Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Successor	Dec. 31, 2010 Successor
Preferred stock, par value	$ 1	$ 1	$ 1	$ 1
Preferred stock, shares authorized	500,000	500,000	500,000	500,000
Preferred stock, shares issued
Common stock, par value	$ 1	$ 1	$ 1	$ 1
Common stock, shares authorized	2,500,000	2,500,000	2,500,000	2,500,000
Common stock, shares issued	100	100	100	100
Common stock, shares outstanding	100	100	100	100
Accumulated other comprehensive income loss tax	$ 19	$ 13